NOTES PAYABLE AND OTHER FINANCING AGREEMENTS (Tables)	12 Months Ended
Dec. 31, 2019
Notes Payable And Other Financing Agreements [Abstract]
Schedule of notes payable
	Years Ended December 31,
	2019	2018
Short Term:
Loan Agreements	$-	$1,178,670
Financing Agreement	-	1,360,516
Promissory Notes	-	1,343,682
	$-	$3,882,868

Long Term:
Promissory Note	$239,921	$-
Convertible Promissory Note	300,000	300,000
	$539,921	$300,000